Retirement Plans - Schedule of Expense Related to Defined Benefit (Detail) - Pension Plan - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 296	$ 242	$ 843	$ 717	$ 961	$ 800
Interest cost	166	169	474	503	674	612
Expected return on plan assets	(79)	(83)	(231)	(247)	(331)	(325)
Net acquired/transferred obligation						37
Amortization of net transition asset		(4)		(10)	(14)	(14)
Amortization of prior service cost	2	2	6	6	8	9
Actuarial loss	47	24	126	72	96	101
Net periodic pension expense	$ 432	$ 350	$ 1,218	$ 1,041	$ 1,394	$ 1,220